Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowances	$ 0	$ 6
Common Units - Public [Member] | Limited Partners [Member]
Units issued	11,510,089
Units outstanding	11,510,089
Common Units - Green Plains [Member] | Limited Partners [Member]
Units issued	4,389,642
Units outstanding	4,389,642
Subordinated Units [Member] | Limited Partners [Member]
Units issued	15,889,642
Units outstanding	15,889,642